Asset Retirement Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Asset Retirement Obligation Roll Forward

The changes in the carrying amounts of Talen Energy Supply’s AROs were as follows.

Balance at December 31, 2014	$425
Accretion expense	25
Changes in estimate of cash flow or settlement date	21
Obligations assumed in RJS Power acquisition	11
Obligations incurred	3
Obligations settled	(2)

Balance at September 30, 2015	$483

The changes in the carrying amounts of AROs were as follows.

	2014	2013
ARO at beginning of period	$404	$375
Accretion expense	32	29
Obligations incurred	13	6
Changes in estimated cash flow or settlement date	(16)	1
Obligations settled	(8)	(7)

ARO at end of period	$425	$404